Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 354	€ 545	€ 906
Equity instruments [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(253)	845	459
Loans and advances [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(172)	97	65
Derivatives [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	927	(470)	109
Customer Deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	240	(96)	87
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	137	18	35
Total [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 1,233	€ 938	€ 1,661